UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Class AAA - GABUX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$141	1.32%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	9,175	10,138	9,515	8,991
12/16	10,735	11,351	11,065	10,333
12/17	11,693	13,828	12,405	11,518
12/18	11,442	13,223	12,915	11,792
12/19	13,587	17,386	16,318	14,533
12/20	13,121	20,586	16,396	14,437
12/21	15,416	26,496	19,293	16,656
12/22	14,582	21,697	19,596	16,806
12/23	13,630	27,402	18,209	16,331
12/24	15,402	34,257	22,475	20,126

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	13.00%	2.54%	4.41%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

Fund Statistics

  Total Net Assets$1,476,411,403
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$15,248,526

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	87.7%
Communications	8.0%
Other	4.7%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABUX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABUX-24-ATSR

The Gabelli Utilities Fund

Class C - GUXPX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$185	2.07%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,095	9,004	10,138	9,515	8,991
12/16	10,568	10,373	11,351	11,065	10,333
12/17	11,418	11,103	13,828	12,405	11,518
12/18	11,105	10,691	13,223	12,915	11,792
12/19	13,068	12,505	17,386	16,318	14,533
12/20	12,547	11,887	20,586	16,396	14,437
12/21	14,595	13,709	26,496	19,293	16,656
12/22	13,708	12,746	21,697	19,596	16,806
12/23	12,717	11,706	27,402	18,209	16,331
12/24	14,269	13,018	34,257	22,475	20,126

The Class C1 Share NAVs are used to calculate performance for the periods prior to the issuance of Class C Shares on September 1, 2022.  The actual performance of Class C Shares would have been the same due to the identical fees and expenses associated with this class of shares.

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	12.21%	1.78%	3.62%
The Gabelli Utilities Fund - Class C (includes sales charge)	11.21%	1.78%	3.62%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

Fund Statistics

  Total Net Assets$1,476,411,403
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$15,248,526

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	87.7%
Communications	8.0%
Other	4.7%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2024

Class C - GUXPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GUXPX-24-ATSR

The Gabelli Utilities Fund

Class I - GAUIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$114	1.07%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000
12/15	9,190	10,138	9,515	8,991
12/16	10,785	11,351	11,065	10,333
12/17	11,768	13,828	12,405	11,518
12/18	11,551	13,223	12,915	11,792
12/19	13,743	17,386	16,318	14,533
12/20	13,315	20,586	16,396	14,437
12/21	15,667	26,496	19,293	16,656
12/22	14,868	21,697	19,596	16,806
12/23	13,922	27,402	18,209	16,331
12/24	15,767	34,257	22,475	20,126

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	13.25%	2.79%	4.66%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

Fund Statistics

  Total Net Assets$1,476,411,403
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$15,248,526

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	87.7%
Communications	8.0%
Other	4.7%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2024

Class I - GAUIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUIX-24-ATSR

The Gabelli Utilities Fund

Class A - GAUAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$141	1.32%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The potential for accelerated electric demand growth driven by technological innovation (artificial intelligence, data centers), electrification and manufacturing onshoring led to a momentum shift into power stocks. Shares of non-regulated power plant owners and developers surged on the AI-data center theme. Our Fund holds lower weights in the more volatile power names as well as a more diversified holdings list across the utility universe.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,168	8,641	10,138	9,515	8,991
12/16	10,727	9,529	11,351	11,065	10,333
12/17	11,684	9,770	13,828	12,405	11,518
12/18	11,433	9,024	13,223	12,915	11,792
12/19	13,577	10,091	17,386	16,318	14,533
12/20	13,111	9,192	20,586	16,396	14,437
12/21	15,404	10,168	26,496	19,293	16,656
12/22	14,571	9,071	21,697	19,596	16,806
12/23	13,620	7,983	27,402	18,209	16,331
12/24	15,413	8,515	34,257	22,475	20,126

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	13.17%	2.55%	4.41%
The Gabelli Utilities Fund - Class A (includes sales charge)	6.66%	1.35%	3.79%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%
Lipper Utility Fund Average	23.24%	6.73%	7.24%

Fund Statistics

  Total Net Assets$1,476,411,403
  Number of Portfolio Holdings215
  Portfolio Turnover Rate1%
  Management Fees$15,248,526

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	8.4%
National Fuel Gas Co.	6.3%
Evergy Inc.	3.6%
American Electric Power Co. Inc.	3.6%
Southwest Gas Holdings Inc.	3.5%
ONEOK Inc.	3.2%
WEC Energy Group Inc.	3.1%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	87.7%
Communications	8.0%
Other	4.7%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Utilities Fund

Annual Shareholder Report - December 31, 2024

Class A - GAUAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUAX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $ 34,500 for 2023 and $35,600 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $ 3,952 for 2023 and $4,104 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,537 for 2023 and $1,498 for 2024. These fees relate to PFIC Analyzer services.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $42,754 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Utilities Fund

Annual Report — December 31, 2024

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 13.0% compared with a total return of 23.4% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Utilities Fund

Energy and Utilities	87.7%
Communications	8.0%
Other	4.7%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(0.4)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 100.4%
	ENERGY AND UTILITIES — 87.7%
	Alternative Energy — 0.7%
380,000	Algonquin Power & Utilities Corp.	$2,195,747	$1,686,598
445,000	Algonquin Power & Utilities Corp., New York	2,566,426	1,980,250
13,000	Brookfield Renewable Corp.	291,573	359,580
10,000	Clearway Energy Inc., Cl. C	240,380	260,000
4,000	Eos Energy Enterprises Inc.†	4,105	19,440
1,000	First Solar Inc.†	167,503	176,240
10,000	Fluence Energy Inc.†	128,565	158,800
11,000	Landis+Gyr Group AG	673,091	696,931
58,500	NextEra Energy Partners LP	738,001	1,041,300
65,000	Ormat Technologies Inc.	1,618,123	4,401,800
		8,623,514	10,780,939
	Diversified Industrial — 1.1%
57,600	AZZ Inc.	2,112,808	4,718,592
6,000	Graham Corp.†	51,798	266,820
41,080	ITT Inc.	733,675	5,869,511
237,000	Mueller Water Products Inc., Cl. A	934,765	5,332,500
29,000	Park-Ohio Holdings Corp.	539,855	761,830
		4,372,901	16,949,253
	Electric Integrated — 52.6%
68,300	ALLETE Inc.	2,304,694	4,425,840
172,250	Alliant Energy Corp.	3,057,718	10,186,865
471,300	Ameren Corp.	13,438,747	42,011,682
575,800	American Electric Power Co. Inc.	21,761,936	53,106,034
291,000	Avista Corp.	7,683,331	10,659,330
423,000	Black Hills Corp.	10,642,903	24,753,960
59,873	CMS Energy Corp.	210,266	3,990,535
377,500	Dominion Energy Inc.	19,709,175	20,332,150
17,200	DTE Energy Co.	1,353,432	2,076,900
247,300	Duke Energy Corp.	12,681,558	26,644,102
287,500	Edison International	9,706,456	22,954,000
22,800	Entergy Corp.	1,135,495	1,728,696
864,307	Evergy Inc.	20,165,067	53,198,096
655,750	Eversource Energy	14,799,775	37,659,723
318,236	Exelon Corp.	7,058,486	11,978,403
313,791	FirstEnergy Corp.	6,803,978	12,482,606
155,000	Fortis Inc.	4,771,153	6,440,676
286,000	Hawaiian Electric Industries Inc.†	5,468,490	2,782,780
44,200	IDACORP Inc.	2,007,752	4,830,176
189,500	MGE Energy Inc.	4,138,597	17,805,420
1,725,500	NextEra Energy Inc.	22,707,097	123,701,095
260,000	NiSource Inc.	2,319,251	9,557,600
Shares		Cost	Market Value
424,000	Northwestern Energy Group Inc.	$11,431,186	$22,667,040
781,800	OGE Energy Corp.	13,073,278	32,249,250
396,000	Otter Tail Corp.	8,443,816	29,240,640
283,500	PG&E Corp.	2,800,019	5,721,030
307,000	Pinnacle West Capital Corp.	12,495,068	26,024,390
131,050	Portland General Electric Co.	5,713,611	5,716,401
533,492	PPL Corp.	16,316,768	17,317,150
178,150	Public Service Enterprise Group Inc.	5,090,602	15,051,894
398,250	The Southern Co.	14,154,432	32,783,940
231,023	TXNM Energy Inc.	2,274,037	11,359,401
50,000	Unitil Corp.	1,433,085	2,709,500
492,600	WEC Energy Group Inc.	11,725,709	46,324,104
385,516	Xcel Energy Inc.	11,185,148	26,030,040
		310,062,116	776,501,449
	Electric Transmission and Distribution — 1.3%
35,700	Consolidated Edison Inc.	1,419,412	3,185,511
66,567	Constellation Energy Corp.	1,699,648	14,891,704
13,000	Sempra	1,075,851	1,140,360
1,500	The Timken Co.	98,805	107,055
		4,293,716	19,324,630
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,923	106,060
2,000	Tetra Tech Inc.	32,370	79,680
75,000	Veolia Environnement SA	1,094,275	2,106,142
2,000	Waste Connections Inc.	265,977	343,160
		1,451,545	2,635,042
	Global Utilities — 2.7%
36,000	Chubu Electric Power Co. Inc.	550,541	378,773
20,000	E.ON SE	253,426	232,963
5,000	EDP SA, ADR	134,159	160,900
204,500	Emera Inc.	5,394,230	7,643,942
34,500	Enagas SA	901,749	420,980
100,000	Endesa SA	2,186,478	2,151,460
290,000	Enel SpA	1,536,386	2,068,530
75,000	Equinor ASA	1,693,070	1,748,599
550,000	Hera SpA	1,195,166	1,955,271
18,000	Hokkaido Electric Power Co. Inc.	148,040	95,408
6,520,000	Huaneng Power International Inc., Cl. H	4,040,777	3,593,003
275,000	Iberdrola SA	1,939,777	3,788,621
25,000	Italgas SpA	150,554	140,099
188,000	Korea Electric Power Corp., ADR†	2,056,848	1,293,440
50,000	Kyushu Electric Power Co. Inc.	535,840	449,013

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
183,124	National Grid plc	$2,026,741	$2,177,903
32,200	National Grid plc, ADR	1,794,465	1,913,324
320,000	Redeia Corp. SA	3,652,081	5,469,288
29,000	Shikoku Electric Power Co. Inc.	398,791	227,529
2,000	Snam SpA	8,967	8,861
13,000	The Chugoku Electric Power Co. Inc.	204,393	75,342
300,000	The Kansai Electric Power Co. Inc.	3,995,759	3,343,290
95,000	Tohoku Electric Power Co. Inc.	1,115,819	716,070
50,000	Tokyo Electric Power Co. Holdings Inc.†	133,511	150,942
		36,047,568	40,203,551
	Merchant Energy — 2.6%
3,000,000	The AES Corp.	30,889,798	38,610,000

	Natural Gas Integrated — 11.7%
480,000	Energy Transfer LP	0	9,403,200
53,500	Hess Corp.	2,663,184	7,116,035
166,500	Kinder Morgan Inc.	2,308,284	4,562,100
1,534,500	National Fuel Gas Co.	69,619,682	93,113,460
473,000	ONEOK Inc.	135,905	47,489,200
369,000	UGI Corp.	7,747,866	10,416,870
		82,474,921	172,100,865
	Natural Gas Utilities — 7.2%
66,500	Atmos Energy Corp.	1,787,664	9,261,455
114,000	CenterPoint Energy Inc.	2,412,570	3,617,220
5,300	Cheniere Energy Inc.	786,507	1,138,811
31,000	Chesapeake Utilities Corp.	545,031	3,761,850
100,000	Gulf Coast Ultra Deep Royalty Trust†	8,000	2,770
14,000	New Jersey Resources Corp.	328,068	653,100
424,000	Northwest Natural Holding Co.	18,858,065	16,773,440
148,000	ONE Gas Inc.	1,495,026	10,249,000
115,000	RGC Resources Inc.	1,731,796	2,306,900
720,000	Southwest Gas Holdings Inc.	22,718,555	50,911,200
106,500	Spire Inc.	3,350,633	7,223,895
		54,021,915	105,899,641
	Natural Resources — 2.0%
18,000	Alliance Resource Partners LP	0	473,220
271,750	Cameco Corp.	3,004,773	13,965,232
Shares		Cost	Market Value
33,000	CNX Resources Corp.†	$277,403	$1,210,110
3,200	Diamondback Energy Inc.	58,071	524,256
3,500	EOG Resources Inc.	247,759	429,030
158,000	Mueller Industries Inc.	1,380,362	12,538,880
750	Occidental Petroleum Corp.	42,538	37,058
		5,010,906	29,177,786
	Oil — 0.3%
38,000	APA Corp.	1,127,034	877,420
16,000	BP plc, ADR	516,077	472,960
37,000	Devon Energy Corp.	337,599	1,211,010
102,000	Innovex International Inc.†	2,089,067	1,424,940
40,000	PrairieSky Royalty Ltd.	674,679	779,992
		4,744,456	4,766,322
	Services — 1.8%
552,500	Enbridge Inc.	12,051,876	23,442,575
18,000	Halliburton Co.	304,468	489,420
93,000	MDU Resources Group Inc.	915,358	1,675,860
6,970	Oceaneering International Inc.†	150,210	181,778
17,500	RPC Inc.	156,362	103,950
23,000	Schlumberger NV	835,168	881,820
5,000	Secure Energy Services Inc.	42,902	56,558
		14,456,344	26,831,961
	Water — 3.5%
8,000	American States Water Co.	110,252	621,760
97,500	American Water Works Co. Inc.	2,097,457	12,137,775
5,000	California Water Service Group	90,622	226,650
7,997	Consolidated Water Co. Ltd.	76,335	207,042
439,250	Essential Utilities Inc.	7,117,368	15,953,560
8,250	Middlesex Water Co.	136,951	434,198
417,000	Severn Trent plc	10,379,886	13,092,821
86,255	SJW Group	1,968,380	4,245,471
86,043	The York Water Co.	1,189,709	2,815,327
54,000	United Utilities Group plc, ADR	1,456,223	1,420,740
		24,623,183	51,155,344
	TOTAL ENERGY AND UTILITIES	581,072,883	1,294,936,783

	COMMUNICATIONS — 8.0%
	Business Services — 0.0%
500,000	Clear Channel Outdoor Holdings Inc.†	522,714	685,000

	Cable and Satellite — 1.5%
5,000	Altice USA Inc., Cl. A†	16,147	12,050
12,700	Charter Communications Inc., Cl. A†	695,827	4,353,179

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
27,500	Cogeco Communications Inc.	$823,192	$1,288,479
75,000	Cogeco Inc.	1,876,853	3,076,803
6,500	Comcast Corp., Cl. A	65,095	243,945
38,000	EchoStar Corp., Cl. A†	538,644	870,200
4,500	Liberty Broadband Corp., Cl. C†	474,001	336,420
265,000	Liberty Global Ltd., Cl. A†	1,934,241	3,381,400
242,000	Liberty Global Ltd., Cl. C†	1,659,807	3,179,880
182,000	Liberty Latin America Ltd., Cl. A†	1,802,535	1,157,520
61,483	Liberty Latin America Ltd., Cl. C†	578,745	389,802
89,000	Rogers Communications Inc., Cl. B	2,410,822	2,734,970
38,000	TBS Holdings Inc.	500,062	978,347
		13,375,971	22,002,995
	Telecommunications — 5.7%
41,500	America Movil SAB de CV, ADR	514,706	593,865
476,000	BCE Inc.	12,667,369	11,033,680
472,000	Deutsche Telekom AG, ADR	5,730,051	14,089,200
250,000	Eurotelesites AG†	1,148,400	1,217,124
10,000	GCI Liberty Inc., Escrow†(a)	0	0
1,448,000	Koninklijke KPN NV	4,219,107	5,272,186
13,000,000	Nippon Telegraph & Telephone Corp.	6,386,303	13,054,117
16,000	Orange Belgium SA†	319,657	245,952
270,000	Orascom Investment Holding, GDR†(a)	225,976	3,780
225,000	Pharol SGPS SA†	147,182	10,814
21,000	PLDT Inc., ADR	750,007	465,150
49,500	Proximus SA	816,933	257,655
1,400,000	Singapore Telecommunications Ltd.	3,438,000	3,157,471
115,000	Sunrise Communications AG, Cl. A, ADR†	3,718,380	4,954,200
100,000	Swisscom AG, ADR	3,575,101	5,602,520
20,000	Tele2 AB, Cl. B	239,402	197,490
127,000	Telefonica Brasil SA, ADR	1,779,603	958,850
215,000	Telefonica SA, ADR	1,478,789	864,300
980,000	Telekom Austria AG	7,477,522	8,080,459
305,000	Telephone and Data Systems Inc.	6,526,690	10,403,550
110,000	Telesat Corp.†	1,360,994	1,808,400
10,000	TELUS Corp.	190,793	135,587
34,000	TIM SA, ADR	527,009	399,840
Shares		Cost	Market Value
18,100	VEON Ltd., ADR†	$329,462	$725,810
		63,567,436	83,532,000
	Wireless Communications — 0.8%
20,500	Anterix Inc.†	687,726	628,735
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	24
2,500	Millicom International Cellular SA	26,525	62,525
36,000	Millicom International Cellular SA, SDR	924,672	882,441
60,000	Operadora De Sites Mexicanos SAB de CV	71,783	35,308
68,000	SK Telecom Co. Ltd., ADR	1,866,734	1,430,720
400	SmarTone Telecommunications Holdings Ltd.	207	213
268,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,056,015	1,744,680
96,500	United States Cellular Corp.†	3,362,718	6,052,480
75,000	Vodafone Group plc, ADR	921,037	636,750
		9,917,436	11,473,876
	TOTAL COMMUNICATIONS	87,383,557	117,693,871

	OTHER — 4.7%
	Aerospace — 0.5%
13,500	Allient Inc.	324,196	327,780
1,050,000	Rolls-Royce Holdings plc†	1,720,214	7,474,219
		2,044,410	7,801,999
	Building and Construction — 0.4%
10,000	Acciona SA	873,904	1,125,969
2,200	Arcosa Inc.	97,046	212,828
23,250	Everus Construction Group Inc.†	778,811	1,528,687
1,500	H&E Equipment Services Inc.	44,650	73,440
24,200	Johnson Controls International plc	580,277	1,910,106
8,000	Knife River Corp.†	211,877	813,120
		2,586,565	5,664,150
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	103,353	213,669

	Consumer Services — 0.0%
350	Ashtead Group plc	24,742	21,755

	Diversified Industrial — 0.2%
210	Alstom SA†	2,930	4,690
50,000	Bouygues SA	1,651,608	1,478,158
6,500	L.B. Foster Co., Cl. A†	88,405	174,850

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
4,000	Matthews International Corp., Cl. A	$102,921	$110,720
111,500	Twin Disc Inc.	1,255,229	1,310,125
		3,101,093	3,078,543
	Electronics — 0.7%
10,000	Corning Inc.	111,598	475,200
2,000	Keysight Technologies Inc.†	171,600	321,260
1,130	Resideo Technologies Inc.†	19,767	26,046
300	Roper Technologies Inc.	75,135	155,955
416,000	Sony Group Corp., ADR	1,350,196	8,802,560
200	WESCO International Inc.	35,148	36,192
		1,763,444	9,817,213
	Entertainment — 0.0%
55,000	Grupo Televisa SAB, ADR	221,483	92,400
30,000	Ollamani SAB†	96,984	50,933
		318,467	143,333
	Financial Services — 0.0%
45,000	Kinnevik AB, Cl. A	630,440	302,282
1,500,000	Orascom Financial Holding SAE†	226,100	11,506
		856,540	313,788
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	359,058

	Machinery — 1.2%
65,000	Astec Industries Inc.	2,115,727	2,184,000
81,000	Flowserve Corp.	2,448,568	4,659,120
40,000	The Gorman-Rupp Co.	902,755	1,516,800
500	Valmont Industries Inc.	105,007	153,335
76,500	Xylem Inc.	1,826,551	8,875,530
		7,398,608	17,388,785
	Metals and Mining — 0.4%
55,000	Freeport-McMoRan Inc.	529,505	2,094,400
13,500	Vulcan Materials Co.	578,187	3,472,605
		1,107,692	5,567,005
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	398,871	435,060

	Transportation — 1.3%
121,000	GATX Corp.	3,145,011	18,750,160

	TOTAL OTHER	23,110,752	69,554,518

	TOTAL COMMON STOCKS	691,567,192	1,482,185,172
Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	$0	$57,000

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	36,750

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	12,863

	TOTAL INVESTMENTS — 100.4%	$691,721,679	1,482,291,785

	Other Assets and Liabilities (Net) — (0.4)%		(5,880,382)

	NET ASSETS — 100.0%		$1,476,411,403

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $691,721,679)	$1,482,291,785
Cash	3,950
Receivable for Fund shares sold	2,966,621
Receivable for investments sold	1,139,959
Dividends and interest receivable	3,051,173
Prepaid expenses	37,799
Total Assets	1,489,491,287
Liabilities:
Line of credit payable	8,239,000
Payable for Fund shares redeemed	2,809,026
Payable for investment advisory fees	1,311,628
Payable for distribution fees	333,529
Payable for accounting fees	3,750
Other accrued expenses	382,951
Total Liabilities	13,079,884
Net Assets
(applicable to 282,858,306 shares outstanding)	$1,476,411,403
Net Assets Consist of:
Paid-in capital	$703,454,836
Total distributable earnings	772,956,567
Net Assets	$1,476,411,403

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($215,757,196 ÷ 43,664,968 shares outstanding)	$4.94
Class A:
Net Asset Value and redemption price per share ($809,839,002 ÷ 158,261,417 shares outstanding)	$5.12
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.43
Class C:
Net Asset Value and offering price per share ($118,874,711 ÷ 21,708,008 shares outstanding)	$5.48	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($331,940,494 ÷ 59,223,913 shares outstanding)	$5.60

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $1,275,534)	$51,384,195
Interest	262,988
Total Investment Income	51,647,183
Expenses:
Investment advisory fees	15,248,526
Distribution fees - Class AAA	564,579
Distribution fees - Class A	2,083,367
Distribution fees - Class C	1,056,760
Distribution fees - Class C1*	348,844
Shareholder services fees	685,780
Registration expenses	110,375
Trustees’ fees	102,136
Legal and audit fees	71,032
Interest expense	46,609
Accounting fees	45,000
Custodian fees	8,620
Miscellaneous expenses	96,096
Total Expenses	20,467,724
Less:
Expenses paid indirectly by broker (See Note 6)	(25,303)
Net Expenses	20,442,421
Net Investment Income	31,204,762

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	91,725,233
Net realized loss on foreign currency transactions	(26,685)
Net realized gain on investments and foreign currency transactions	91,698,548
Net change in unrealized appreciation/depreciation:
on investments	59,474,045
on foreign currency translations	(42,035)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	59,432,010
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	151,130,558
Net Increase in Net Assets Resulting from Operations	$182,335,320

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$31,204,762	$32,910,364
Net realized gain on investments and foreign currency transactions	91,698,548	55,122,370
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	59,432,010	(220,017,530)
Net Increase/(Decrease) in Net Assets Resulting from Operations	182,335,320	(131,984,796)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(18,706,035)	(11,500,010)
Class A	(66,527,169)	(40,178,802)
Class C	(7,703,800)	(426,715)
Class C1*	(6,018,767)	(21,941,677)
Class I	(24,310,742)	(14,814,446)
	(123,266,513)	(88,861,650)
Return of capital
Class AAA	(25,496,833)	(26,888,561)
Class A	(92,821,257)	(94,864,495)
Class C	(13,335,063)	(1,355,087)
Class C1*	(4,789,134)	(53,296,088)
Class I	(34,536,857)	(32,735,308)
	(170,979,144)	(209,139,539)
Total Distributions to Shareholders	(294,245,657)	(298,001,189)

Shares of Beneficial Interest Transactions:
Class AAA	4,057,978	7,431,120
Class A	49,836,262	15,157,244
Class C	107,810,272	12,809,796
Class C1*	(155,293,882)	(29,924,536)
Class I	38,728,205	20,898,005
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	45,138,835	26,371,629

Redemption Fees	778	14,065

Net Decrease in Net Assets	(66,770,724)	(403,600,291)

Net Assets:
Beginning of year	1,543,182,127	1,946,782,418
End of year	$1,476,411,403	$1,543,182,127

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2024	$5.33	$0.11	$0.54	$0.65	$(0.12)	$(0.32)	$(0.60)	$(1.04)	$0.00	$4.94	13.00%	$215,757	2.09%	1.32%		1%
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94	1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47	1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76	1.36	(d)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63	1.37	(d)	2
Class A
2024	$5.49	$0.11	$0.57	$0.68	$(0.12)	$(0.32)	$(0.61)	$(1.05)	$0.00	$5.12	13.17%	$809,839	2.08%	1.32%		1%
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94	1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47	1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76	1.36	(d)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64	1.37	(d)	2
Class C
2024	$5.87	$0.12	$0.56	$0.68	$(0.08)	$(0.32)	$(0.67)	$(1.07)	$0.00	$5.48	12.21%	$118,875	1.41%	2.07%		1%
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34	2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97 (e)	2.21	(e)	2
Class C1*
2023	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%	2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71	2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00	2.11	(d)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86	2.12	(d)	2
Class I
2024	$5.93	$0.14	$0.60	$0.74	$(0.13)	$(0.32)	$(0.62)	$(1.07)	$0.00	$5.60	13.25%	$331,940	2.27%	1.07%		1%
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20	1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73	1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01	1.11	(d)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88	1.12	(d)	2

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no material impact on the expense ratios.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements

1. Organization. The Gabelli Utilities Fund (the Fund) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$83,528,220	—	$3,780	$83,532,000
Other Industries (b)	34,161,871	—	—	34,161,871
Energy and Utilities (b)	1,294,936,783	—	—	1,294,936,783
Other (b)	69,554,518	—	—	69,554,518
Total Common Stocks	1,482,181,392	—	3,780	1,482,185,172
Closed-End Funds	—	$57,000	—	57,000
Rights (b)	—	36,750	—	36,750
Warrants (b)	—	12,863	—	12,863
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,482,181,392	$106,613	$3,780	$1,482,291,785

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2024, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the year ended December 31, 2024, the Fund did not invest in Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to prior year change in return of capital and non-deductible partnership adjustments. These reclassifications have no impact on the NAV of

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

the Fund. For the year ended December 31, 2024, reclassifications were made to decrease paid-in capital by $192,143, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$32,499,333	$35,478,941
Long term capital gains	90,767,180	53,382,709
Return of capital	170,979,144	209,139,539
Total distributions paid	$294,245,657	$298,001,189

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$772,956,567

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation/ depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes, tax basis adjustments on investments in partnerships, and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$709,279,957	$821,672,605	$(48,660,777)	$773,011,828

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $9,774,017 and $211,140,397, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $35,792 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $550,292 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $25,303.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

in “Interest expense” in the Statement of Operations. At December 31, 2024, there was $8,239,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 83 days of borrowings during the year ended December 31, 2024 was $3,487,807 with a weighted average interest rate of 6.52%. The maximum amount borrowed at any time during the year ended December 31, 2024 was $9,071,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund. On March 25, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the Fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,315,115	$38,897,746	5,400,339	$32,378,422
Shares issued upon reinvestment of distributions	7,966,616	41,386,845	6,127,371	35,275,608
Shares redeemed	(14,601,431)	(76,226,613)	(10,392,803)	(60,222,910)
Net increase	680,300	$4,057,978	1,134,907	$7,431,120
Class A
Shares sold	23,200,577	$127,601,444	20,599,188	$126,247,629
Shares issued upon reinvestment of distributions	27,858,458	149,570,747	21,307,985	126,303,981
Shares redeemed	(41,850,692)	(227,335,929)	(40,062,714)	(237,394,366)
Net increase	9,208,343	$49,836,262	1,844,459	$15,157,244
Class C
Shares sold	2,609,722	$15,468,628	2,169,965	$14,019,790
Shares issued upon reinvestment of distributions	3,538,627	20,377,508	281,469	1,741,306
Shares redeemed	(10,474,979)	(61,345,361)	(476,771)	(2,951,300)
Shares issued from conversion	23,208,857	133,309,497	–	–
Net increase	18,882,227	$107,810,272	1,974,663	$12,809,796
Class C1*
Shares sold	31,761	$61,063	–	$–
Shares issued upon reinvestment of distributions	5,523,413	10,465,091	29,702,788	73,450,718
Shares redeemed	(16,938,118)	(32,510,539)	(41,136,579)	(103,375,254)
Shares converted and exchanged	(69,306,822)	(133,309,497)	–	–
Net decrease	(80,689,766)	$(155,293,882)	(11,433,791)	$(29,924,536)
Class I
Shares sold	17,296,314	$102,781,929	12,083,624	$79,157,499
Shares issued upon reinvestment of distributions	9,510,910	55,612,871	7,266,148	46,221,323
Shares redeemed	(20,287,187)	(119,666,595)	(16,337,529)	(104,480,817)
Net increase	6,520,037	$38,728,205	3,012,243	$20,898,005

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

The Gabelli Utilities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the “Fund”), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

The Gabelli Utilities Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Utilities Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions of $0.116955698, $0.116955698, $0.116955698, $0.01800148, and $0.116955698 per share for Class AAA, Class A, Class C, Class C1, and Class I Shares, respectively, return of capital distributions of $0.609992662, $0.609992662, $0.609992662, $0.12199852, and $0.609992662 per share for Class AAA, Class A, Class C, Class C1, and Class I Shares, respectively, and long term capital gains totaling $90,767,180 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.49% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Recharacterization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 0.48%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q424AR

GABELLI
FUNDS

THE GABELLI UTILITIES FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2024	$5.33	$0.11	$0.54	$0.65	$(0.12)	$(0.32)	$(0.60)	$(1.04)	$0.00	$4.94	13.00%	$215,757	2.09%	1.32%		1%
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94	1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47	1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76	1.36	(d)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63	1.37	(d)	2
Class A
2024	$5.49	$0.11	$0.57	$0.68	$(0.12)	$(0.32)	$(0.61)	$(1.05)	$0.00	$5.12	13.17%	$809,839	2.08%	1.32%		1%
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94	1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47	1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76	1.36	(d)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64	1.37	(d)	2
Class C
2024	$5.87	$0.12	$0.56	$0.68	$(0.08)	$(0.32)	$(0.67)	$(1.07)	$0.00	$5.48	12.21%	$118,875	1.41%	2.07%		1%
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34	2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97 (e)	2.21	(e)	2
Class C1*
2023	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%	2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71	2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00	2.11	(d)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86	2.12	(d)	2
Class I
2024	$5.93	$0.14	$0.60	$0.74	$(0.13)	$(0.32)	$(0.62)	$(1.07)	$0.00	$5.60	13.25%	$331,940	2.27%	1.07%		1%
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20	1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73	1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01	1.11	(d)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88	1.12	(d)	2

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no material impact on the expense ratios.
(e)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita (deceased)	$18,636
Vincent D. Enright	$31,000
Mary E. Hauck	$26,000
Werner J. Roeder	$26,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.